American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Value ETF (VALQ)
November 30, 2021

American Century STOXX® U.S. Quality Value ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.7%
General Dynamics Corp.	2,093	395,514
Lockheed Martin Corp.	11,954	3,984,507
Northrop Grumman Corp.	1,088	379,494
Textron, Inc.	5,438	385,011
		5,144,526
Air Freight and Logistics — 1.7%
FedEx Corp.	12,869	2,964,632
United Parcel Service, Inc., Class B	2,060	408,642
		3,373,274
Airlines — 0.2%
Alaska Air Group, Inc.(1)	7,518	365,149
Auto Components — 0.2%
Lear Corp.	2,190	367,460
Automobiles — 1.4%
Ford Motor Co.	117,745	2,259,527
Harley-Davidson, Inc.	10,084	369,377
		2,628,904
Banks — 0.8%
Citizens Financial Group, Inc.	2,234	105,601
Comerica, Inc.	4,377	361,234
KeyCorp	4,134	92,767
M&T Bank Corp.	612	89,725
People's United Financial, Inc.	10,526	179,363
Popular, Inc.	4,605	358,361
Regions Financial Corp.	16,121	366,753
		1,553,804
Beverages — 0.2%
PepsiCo, Inc.	2,399	383,312
Biotechnology — 5.5%
AbbVie, Inc.	13,735	1,583,371
Amgen, Inc.	6,907	1,373,664
Biogen, Inc.(1)	7,575	1,785,730
Gilead Sciences, Inc.	22,450	1,547,479
Moderna, Inc.(1)	8,606	3,033,013
Novavax, Inc.(1)	1,975	412,044
Regeneron Pharmaceuticals, Inc.(1)	610	388,283
United Therapeutics Corp.(1)	1,967	372,747
		10,496,331
Building Products — 0.4%
Builders FirstSource, Inc.(1)	5,404	375,254
Owens Corning	4,325	366,933
		742,187
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	2,328	396,063
Blackstone, Inc.	1,058	149,654
Franklin Resources, Inc.	22,854	740,470
Invesco Ltd.	44,397	991,385
Janus Henderson Group plc	17,050	728,546

Jefferies Financial Group, Inc.	9,807	368,547
Morgan Stanley	4,865	461,299
		3,835,964
Chemicals — 1.8%
CF Industries Holdings, Inc.	8,300	502,897
Dow, Inc.	6,698	367,921
DuPont de Nemours, Inc.	5,415	400,494
Eastman Chemical Co.	3,397	354,273
Mosaic Co. (The)	32,360	1,107,359
Olin Corp.	6,585	357,895
PPG Industries, Inc.	2,471	380,954
		3,471,793
Commercial Services and Supplies†
Republic Services, Inc.	719	95,095
Communications Equipment — 0.7%
Cisco Systems, Inc.	7,168	393,093
F5, Inc.(1)	1,716	390,527
Juniper Networks, Inc.	18,392	572,543
		1,356,163
Construction and Engineering — 0.5%
EMCOR Group, Inc.	3,024	360,884
MasTec, Inc.(1)	5,664	522,051
		882,935
Consumer Finance — 0.2%
American Express Co.	2,320	353,336
Containers and Packaging — 1.2%
Amcor plc	34,190	387,031
Crown Holdings, Inc.	3,553	375,907
International Paper Co.	8,206	373,537
Packaging Corp. of America	3,779	493,500
Sealed Air Corp.	6,026	374,335
Sonoco Products Co.	6,346	368,893
		2,373,203
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	1,374	380,172
Diversified Telecommunication Services — 1.7%
Liberty Global plc, Class C(1)	13,860	369,230
Lumen Technologies, Inc.	114,735	1,415,830
Verizon Communications, Inc.	30,640	1,540,273
		3,325,333
Electric Utilities — 3.1%
Alliant Energy Corp.	2,375	130,126
American Electric Power Co., Inc.	3,587	290,726
Entergy Corp.	9,142	917,308
Exelon Corp.	7,290	384,402
FirstEnergy Corp.	2,545	95,845
NRG Energy, Inc.	36,893	1,328,886
OGE Energy Corp.	9,362	321,304
Pinnacle West Capital Corp.	8,860	576,343
Southern Co. (The)	17,884	1,092,712
Xcel Energy, Inc.	13,212	842,001
		5,979,653
Electrical Equipment — 0.6%
Eaton Corp. plc	2,297	372,252
Emerson Electric Co.	4,196	368,576

Sensata Technologies Holding plc(1)	6,504	362,273
		1,103,101
Electronic Equipment, Instruments and Components — 2.0%
Arrow Electronics, Inc.(1)	3,059	372,127
CDW Corp.	2,024	383,265
Corning, Inc.	10,053	372,866
Flex Ltd.(1)	66,735	1,141,168
IPG Photonics Corp.(1)	2,411	395,862
Jabil, Inc.	6,682	390,630
TE Connectivity Ltd.	2,466	379,591
Vontier Corp.	11,872	374,087
		3,809,596
Equity Real Estate Investment Trusts (REITs) — 3.7%
Brixmor Property Group, Inc.	15,856	360,566
CoreSite Realty Corp.	2,321	397,007
Crown Castle International Corp.	540	98,091
CubeSmart	14,717	793,541
Essex Property Trust, Inc.	345	117,107
Federal Realty Investment Trust	4,555	558,762
Iron Mountain, Inc.	25,384	1,153,449
Kimco Realty Corp.	4,702	105,419
Lamar Advertising Co., Class A	6,207	678,177
National Retail Properties, Inc.	17,042	751,552
Public Storage	393	128,660
Simon Property Group, Inc.	7,036	1,075,382
Weyerhaeuser Co.	22,471	845,134
		7,062,847
Food and Staples Retailing — 4.3%
BJ's Wholesale Club Holdings, Inc.(1)	5,710	377,717
Kroger Co. (The)	64,442	2,676,276
Walgreens Boots Alliance, Inc.	52,149	2,336,275
Walmart, Inc.	20,160	2,835,101
		8,225,369
Food Products — 4.2%
Archer-Daniels-Midland Co.	5,939	369,465
Campbell Soup Co.	28,649	1,155,414
General Mills, Inc.	18,257	1,127,735
Hershey Co. (The)	667	118,386
Ingredion, Inc.	4,026	374,942
J.M. Smucker Co. (The)	3,813	482,230
Kraft Heinz Co. (The)	44,267	1,487,814
Tyson Foods, Inc., Class A	38,098	3,008,218
		8,124,204
Gas Utilities — 0.3%
UGI Corp.	13,128	541,530
Health Care Equipment and Supplies — 0.8%
Baxter International, Inc.	5,056	377,026
Becton Dickinson and Co.	1,608	381,321
DENTSPLY SIRONA, Inc.	7,622	371,497
Medtronic plc	3,496	373,023
		1,502,867
Health Care Providers and Services — 4.6%
Anthem, Inc.	1,060	430,604
Cardinal Health, Inc.	20,167	932,320
Centene Corp.(1)	36,497	2,606,251

Cigna Corp.	1,859	356,742
CVS Health Corp.	4,233	376,991
DaVita, Inc.(1)	3,823	361,274
Encompass Health Corp.	6,216	358,166
HCA Healthcare, Inc.	1,640	369,968
Henry Schein, Inc.(1)	5,155	366,314
Humana, Inc.	907	380,677
Laboratory Corp. of America Holdings(1)	1,386	395,467
McKesson Corp.	1,751	379,547
Molina Healthcare, Inc.(1)	1,536	438,036
Quest Diagnostics, Inc.	2,625	390,285
Tenet Healthcare Corp.(1)	5,345	389,490
UnitedHealth Group, Inc.	887	394,023
		8,926,155
Hotels, Restaurants and Leisure — 0.8%
Darden Restaurants, Inc.	3,339	460,615
McDonald's Corp.	1,551	379,375
Texas Roadhouse, Inc.	4,462	370,078
Yum China Holdings, Inc.	7,479	374,698
		1,584,766
Household Durables — 2.2%
Lennar Corp., Class A	11,914	1,251,566
Mohawk Industries, Inc.(1)	6,561	1,101,395
Newell Brands, Inc.	17,123	367,631
PulteGroup, Inc.	7,494	374,925
Tempur Sealy International, Inc.	9,028	386,759
Whirlpool Corp.	3,467	754,905
		4,237,181
Household Products — 1.1%
Church & Dwight Co., Inc.	1,209	108,060
Colgate-Palmolive Co.	13,058	979,611
Procter & Gamble Co. (The)	7,787	1,125,845
		2,213,516
Industrial Conglomerates — 0.9%
3M Co.	8,199	1,394,158
Honeywell International, Inc.	1,835	371,110
		1,765,268
Insurance — 1.6%
Allstate Corp. (The)	3,450	375,084
Athene Holding Ltd., Class A(1)	18,787	1,539,031
Fidelity National Financial, Inc.	15,110	739,030
MetLife, Inc.	6,256	366,977
Principal Financial Group, Inc.	1,348	92,446
		3,112,568
Interactive Media and Services — 4.0%
Alphabet, Inc., Class C(1)	1,351	3,849,053
Meta Platforms, Inc., Class A(1)	10,507	3,409,101
Ziff Davis, Inc.(1)	3,435	391,144
		7,649,298
Internet and Direct Marketing Retail — 0.2%
eBay, Inc.	5,533	373,256
IT Services — 3.0%
Akamai Technologies, Inc.(1)	3,546	399,634
Amdocs Ltd.	20,033	1,398,704
Cognizant Technology Solutions Corp., Class A	28,776	2,243,952

Concentrix Corp.(1)	5,430	901,380
Genpact Ltd.	7,876	380,175
Western Union Co. (The)	23,456	371,074
		5,694,919
Leisure Products — 0.8%
Brunswick Corp.	11,056	1,038,269
Hasbro, Inc.	996	96,522
Polaris, Inc.	3,260	364,436
		1,499,227
Machinery — 1.7%
AGCO Corp.	8,532	940,312
Caterpillar, Inc.	1,931	373,359
Cummins, Inc.	1,740	364,965
Oshkosh Corp.	3,427	368,745
Parker-Hannifin Corp.	1,205	363,982
Snap-on, Inc.	2,282	469,887
Stanley Black & Decker, Inc.	2,092	365,598
		3,246,848
Media — 1.5%
Comcast Corp., Class A	7,617	380,698
Fox Corp., Class A	10,131	361,778
Interpublic Group of Cos., Inc. (The)	28,717	953,117
Omnicom Group, Inc.	17,208	1,158,270
		2,853,863
Metals and Mining — 0.4%
Nucor Corp.	3,321	352,889
Reliance Steel & Aluminum Co.	2,417	359,239
		712,128
Multi-Utilities — 0.7%
Ameren Corp.	1,502	122,548
Consolidated Edison, Inc.	15,021	1,166,230
WEC Energy Group, Inc.	1,148	99,796
		1,388,574
Multiline Retail — 2.6%
Dollar Tree, Inc.(1)	3,541	473,892
Kohl's Corp.	14,112	722,958
Macy's, Inc.(1)	23,575	671,887
Target Corp.	12,670	3,089,453
		4,958,190
Oil, Gas and Consumable Fuels — 1.8%
APA Corp.	20,335	524,033
Chevron Corp.	10,225	1,154,096
EOG Resources, Inc.	4,320	375,840
Exxon Mobil Corp.	6,279	375,735
Marathon Oil Corp.	24,010	371,915
Ovintiv, Inc.	21,462	746,019
		3,547,638
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.	11,211	732,639
Pharmaceuticals — 3.9%
Johnson & Johnson	9,518	1,484,142
Merck & Co., Inc.	16,756	1,255,192
Pfizer, Inc.	89,246	4,795,187
		7,534,521

Professional Services — 1.2%
Booz Allen Hamilton Holding Corp.	9,012	756,467
CACI International, Inc., Class A(1)	1,431	371,244
ManpowerGroup, Inc.	13,042	1,168,955
		2,296,666
Real Estate Management and Development — 1.1%
CBRE Group, Inc., Class A(1)	3,817	364,791
Jones Lang LaSalle, Inc.(1)	7,598	1,784,846
		2,149,637
Road and Rail — 0.6%
CSX Corp.	10,866	376,615
Norfolk Southern Corp.	1,417	375,888
Union Pacific Corp.	2,083	490,838
		1,243,341
Semiconductors and Semiconductor Equipment — 7.6%
Applied Materials, Inc.	2,662	391,820
Broadcom, Inc.	2,856	1,581,310
Intel Corp.	85,992	4,230,806
KLA Corp.	962	392,621
Lam Research Corp.	599	407,230
Microchip Technology, Inc.	4,758	396,960
Micron Technology, Inc.(1)	32,489	2,729,076
MKS Instruments, Inc.	2,469	375,683
ON Semiconductor Corp.(1)	32,207	1,978,476
Qorvo, Inc.(1)	2,598	379,906
QUALCOMM, Inc.	3,555	641,891
Skyworks Solutions, Inc.	2,528	383,397
Teradyne, Inc.	2,659	406,481
Texas Instruments, Inc.	2,058	395,897
		14,691,554
Software — 5.6%
Check Point Software Technologies Ltd.(1)	22,855	2,543,990
Citrix Systems, Inc.	4,719	379,549
Microsoft Corp.	8,444	2,791,502
NortonLifeLock, Inc.	16,016	397,998
Oracle Corp. (New York)	37,217	3,377,070
VMware, Inc., Class A(1)	10,924	1,275,268
		10,765,377
Specialty Retail — 3.5%
Advance Auto Parts, Inc.	1,681	371,030
AutoNation, Inc.(1)	6,212	769,356
Bath & Body Works, Inc.	5,248	394,282
Best Buy Co., Inc.	14,604	1,560,584
Dick's Sporting Goods, Inc.	5,892	692,664
Foot Locker, Inc.	15,335	699,889
Home Depot, Inc. (The)	971	388,992
Lowe's Cos., Inc.	1,574	384,985
Williams-Sonoma, Inc.	7,232	1,409,083
		6,670,865
Technology Hardware, Storage and Peripherals — 5.4%
Apple, Inc.	22,697	3,751,814
Hewlett Packard Enterprise Co.	160,597	2,304,567
HP, Inc.	38,049	1,342,369
NetApp, Inc.	4,569	406,093

Seagate Technology Holdings plc	25,366	2,604,327
		10,409,170
Textiles, Apparel and Luxury Goods — 0.9%
Capri Holdings Ltd.(1)	12,376	732,907
PVH Corp.(1)	3,316	354,082
Ralph Lauren Corp.	3,295	382,352
Tapestry, Inc.(1)	8,619	345,794
		1,815,135
Thrifts and Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	31,411	376,304
Tobacco — 0.4%
Altria Group, Inc.	8,960	382,054
Philip Morris International, Inc.	4,422	380,027
		762,081
TOTAL COMMON STOCKS (Cost $178,193,886)		190,688,793
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $323,602)	323,602	323,602
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $178,517,488)		191,012,395
OTHER ASSETS AND LIABILITIES — 0.7%		1,309,071
TOTAL NET ASSETS — 100.0%		$192,321,466

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.